SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

ClearBridge Energy Midstream Opportunity Fund Inc.

620 Eighth Avenue

New York, New York 10018

(888) 777-0102

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22546

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to call or redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that, pursuant to permission granted by the Commission staff, it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption.

1.	Title of the class of securities of ClearBridge Energy Midstream Opportunity Fund Inc. (the “Fund”) to be called or redeemed:

Series B Senior Secured Notes due February 7, 2023 (CUSIP # PPN 18469P A@9) (the “Series B Notes”).

Series C Senior Secured Notes due February 7, 2025 (CUSIP # PPN 18469P A#7) (the “Series C Notes”).

Series D Senior Secured Notes due August 26, 2022 (CUSIP # PPN 18469P B*0) (the “Series D Notes”).

Series E Senior Secured Notes due August 26, 2026 (CUSIP # PPN 18469P B@8) (the “Series E Notes”).

Series F Senior Secured Notes due October 15, 2020 (CUSIP # PPN 18469# AA0) (the “Series F Notes”).

Series G Senior Secured Notes due October 15, 2023 (CUSIP # PPN 18469# AB8) (the “Series G Notes”).

Series H Senior Secured Notes due October 15, 2025 (CUSIP # PPN 18469# AC6) (the “Series H Notes” and together with the Series A Notes, the Series B Notes, the Series C Notes, the Series D Notes, the Series E Notes, the Series F Notes and the Series G Notes, the “Notes”).

2.	The date on which the securities are to be called or redeemed:

The Notes will be prepaid on March 23, 2020.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Notes are being prepaid pursuant to (i) Section 8.2.2 of the Note Purchase Agreement, dated as of February 7, 2013, with respect to the Series B Notes and the Series C Notes, (ii) Section 8.2.2 of the Note Purchase Agreement, dated as of August 26, 2015, with respect to the Series D Notes and the Series E Notes and (iii) Section 8.2.2 of the Note Purchase Agreement, dated as of October 15, 2013, between ClearBridge American Energy MLP Fund Inc. and the purchasers named therein, as assumed by the Fund under the Assumption Agreement dated November 16, 2018, with respect to the Series F Notes, the Series G Notes and the Series H Notes.

4.	The principal amount or number of shares to be called or redeemed and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will prepay $15,698,787.47 aggregate principal amount of its outstanding Series B Notes.

The Fund will prepay $18,909,903.12 aggregate principal amount of its outstanding Series C Notes.

The Fund will prepay $7,135,812.50 aggregate principal amount of its outstanding Series D Notes.

The Fund will prepay $1,783,953.12 aggregate principal amount of its outstanding Series E Notes.

The Fund will prepay $15,345,528.22 aggregate principal amount of its outstanding Series F Notes.

The Fund will prepay $21,790,650.03 aggregate principal amount of its outstanding Series G Notes.

The Fund will prepay $19,335,365.54 aggregate principal amount of its outstanding Series H Notes.

The principal amount of the Notes to be prepaid will be allocated among all the Notes outstanding in proportion, as nearly as practicable, to the respective unpaid principal amounts thereof.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 11th day of March, 2020.

CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

By:	/s/ George P. Hoyt
Name:	George P. Hoyt
Title:	Assistant Secretary